Financial assets and liabilities at fair value - Financial assets and liabilities at fair value in level 3 (Details) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of changes in fair value measurement, liabilities
Financial liabilities at beginning of period	kr (280,800)
Financial liabilities at end of period	(295,283)	kr (280,800)
Financial assets and liabilities at fair value in level 3
Unrealized fair value changes	(69)	157
Level 3
Financial assets and liabilities at fair value in level 3
Financial assets and liabilities at fair value in level 3, at the beginning of period	(52,485)	(43,841)
Purchases	(10,707)	(13,196)
Settlements & sales	21,015	9,447
Transfers to level 3	1	(2,543)
Transfers from level 3	1,009	419
Gains (+) and losses (-) through profit or loss	(227)	178
Gains (+) and losses (-) in other comprehensive income	(43)	250
Currency exchange-rate effects assets and liabilities	(2,293)	(3,199)
Financial assets and liabilities at fair value in level 3, at the end of period	(43,730)	(52,485)
Debt securities issued
Reconciliation of changes in fair value measurement, liabilities
Financial liabilities at beginning of period	(256,619)
Financial liabilities at end of period	(271,549)	(256,619)
Debt securities issued | Level 3
Reconciliation of changes in fair value measurement, liabilities
Financial liabilities at beginning of period	(47,898)	(42,995)
Purchases	(10,702)	(13,199)
Settlements & sales	21,314	9,490
Transfers to level 3		(2,486)
Transfers from level 3	1,040	425
Gains (+) and losses (-) through profit or loss	(3,408)	4,091
Gains (+) and losses (-) in other comprehensive income	(43)	250
Currency exchange-rate effects liabilities	(4,055)	(3,474)
Financial liabilities at end of period	(43,752)	(47,898)
Derivatives
Reconciliation of changes in fair value measurement, liabilities
Financial liabilities at beginning of period	(21,934)
Financial liabilities at end of period	(20,056)	(21,934)
Derivatives | Level 3
Financial assets and liabilities at fair value in level 3
Financial assets and liabilities at fair value in level 3, at the beginning of period	(4,587)	(846)
Purchases	(5)	3
Settlements & sales	(299)	(43)
Transfers to level 3	1	(57)
Transfers from level 3	(31)	(6)
Gains (+) and losses (-) through profit or loss	3,181	(3,913)
Currency exchange-rate effects assets and liabilities	1,762	275
Financial assets and liabilities at fair value in level 3, at the end of period	kr 22	kr (4,587)